UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2019

Date of reporting period: 03/31/2019

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCK - 98.21%	Shares	Fair Value

Communication Services - 13.69%
Alphabet, Inc. - Class C (a)	947	$1,111,125
Electronic Arts, Inc. (a)	6,800	691,084
Facebook, Inc. - Class A (a)	5,500	916,795
Netflix, Inc. (a)	2,000	713,120
Verizon Communications, Inc.	13,400	792,342
		4,224,466
Consumer Discretionary - 21.37%
Amazon.com, Inc. (a)	688	1,225,156
Dollar Tree, Inc. (a)	10,500	1,102,920
Domino's Pizza, Inc.	3,430	885,283
Home Depot, Inc.	4,478	859,283
Service Corp. International/US	18,250	732,737
Starbucks Corp.	12,124	901,298
Yum! Brands, Inc.	8,911	889,407
		6,596,084
Consumer Staples - 2.50%
Walmart, Inc.	7,900	770,487

Energy - 5.74%
Apache Corp.	28,700	994,742
Helmerich & Payne, Inc.	14,000	777,840
		1,772,582
Financials - 13.04%
Bank of America Corp.	31,500	869,085
Capital One Financial Corp.	9,600	784,224
Goldman Sachs Group, Inc.	3,500	671,965
New York Community Bancorp, Inc.	78,900	912,873
Wells Fargo & Co.	16,300	787,616
		4,025,763
Health Care - 14.19%
Bristol-Myers Squibb Co.	13,314	635,211
Celgene Corp. (a)	6,100	575,474
Edwards Lifesciences Corp. (a)	4,250	813,153
Gilead Sciences, Inc.	9,900	643,599
IDEXX Laboratories, Inc. (a)	4,000	894,400
InVivo Therapeutics Holdings Corp. (a)	20,009	31,014
Zoetis, Inc.	7,830	788,246
		4,381,097

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCK - 98.21% (continued)	Shares	Fair Value

Industrials - 8.15%
General Electric Co.	84,500	$844,155
Kansas City Southern	8,500	985,830
Stanley Black & Decker, Inc.	5,040	686,297
		2,516,282
Information Technology - 16.24%
Advanced Micro Devices, Inc. (a)	25,000	638,000
Apple, Inc.	4,070	773,096
NVIDIA Corp.	5,300	951,668
PayPal Holdings, Inc. (a)	7,121	739,445
QUALCOMM, Inc.	14,300	815,529
Symantec Corp.	26,000	597,740
Western Digital Corp.	10,350	497,421
		5,012,899
Utilities - 3.29%
Vistra Energy Corp. (a)	38,950	1,013,869

TOTAL COMMON STOCK (Cost $26,248,450)		30,313,529

MONEY MARKET SECURITIES - 1.91%
Federated Government Obligations Fund - Institutional Shares, 2.29% (b)	589,344	589,344

TOTAL MONEY MARKET SECURITIES (Cost $589,344)		589,344

TOTAL INVESTMENTS (Cost $26,837,794) - 100.12%		$30,902,873
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.12%)		(36,318)
NET ASSETS - 100.00%		$30,866,555

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at March 31, 2019, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCK - 49.89%	Shares	Fair Value

Communication Services - 5.81%
AT&T, Inc.	3,200	$100,352
Verizon Communications, Inc.	1,600	94,608
		194,960
Consumer Staples - 17.71%
Altria Group, Inc.	1,800	103,374
General Mills, Inc.	1,900	98,325
Keurig Dr Pepper, Inc.	3,500	97,895
Philip Morris International, Inc.	1,100	97,229
Sysco Corp.	1,500	100,140
Walmart, Inc.	1,000	97,530
		594,493
Financials - 5.99%
JPMorgan Chase & Co.	1,000	101,230
Lincoln National Corp.	1,700	99,790
		201,020
Health Care - 11.52%
AbbVie, Inc.	1,200	96,708
Bristol-Myers Squibb Co.	2,000	95,420
Cardinal Health, Inc.	2,000	96,300
Merck & Co., Inc.	4,500	98,325
		386,753
Information Technology - 2.90%
Cisco Systems, Inc.	1,800	97,182

Materials - 2.96%
Nucor Corp.	1,700	99,195

Utilities - 3.00%
Portland General Electric Co.	1,940	100,570

TOTAL COMMON STOCK (Cost $1,660,442)		1,674,173

	Principal Amount	Fair Value
CORPORATE BONDS - 16.36%
HollyFrontier Corp. 5.875%, due 04/01/2026	$300,000	$321,010
Under Armour, Inc., 3.250%, due 06/15/2026	250,000	228,123

TOTAL CORPORATE BONDS (Cost $541,333)		549,133

FOREIGN BONDS DENOMINATED IN US DOLLARS - 1.98%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (a) (c) (d) (e) (f)	1,289,000	66,375

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,120,977)		66,375

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

STRUCTURED NOTES - 30.57%	Principal Amount	Fair Value

Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 1.140%, 08/30/2028 (b) (g)	$350,000	$234,062
Natixis US Medium-Term Note Program LLC Callable Fixed to Floating Capped Range Accrual Note, 1.624%, 10/31/2034 (b) (h)	500,000	295,625
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 0.960%, 11/27/2028 (b) (i)	600,000	496,200

TOTAL STRUCTURED NOTES (Cost $1,426,654)		1,025,887

MONEY MARKET SECURITIES - 0.93%	Shares	Fair Value
Federated Government Obligations Fund - Institutional Shares, 2.29% (j)	31,259	31,259

TOTAL MONEY MARKET SECURITIES (Cost $31,259)		31,259

TOTAL INVESTMENTS (Cost $4,780,665) - 99.73%		$3,346,827
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.27%		9,040
NET ASSETS - 100.00%		$3,355,867

Percentages are stated as a percent of net assets.

(a) This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(b) Variable rate security. Rate shown represents the rate in effect at March 31, 2019.
(c) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(d) Non-income producing security.
(e) Security is illiquid at March 31, 2019, at which time the aggregate value of illiquid securities is $66,375 or 1.98% of net assets.
(f) Issue is in default.
(g) The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate ("30CMS") and the 2-year Constant Maturity Swap Rate ("2CMS") as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.
(h) The variable rate is determined by multiplying (a) the product of the Multiplier and the applicable CMS30/CMS2 Spread determined as of the reference date at the start of the interest period, and subject to the minimum interest rate of 0.00% and the maximum interest rate of 10.00%, by (b) a fraction equal to the number of calendar days in such interest period with respect to which the closing level of the S&P 500® Index is greater than or equal to 60% of its closing level on trade date divided by the number of calendar days in such interest period.
(i) The variable rate” for each coupon period will be the product of (a) the 30 Year CMS Rate on the related CMS Determination Date minus the 2CMS Rate on the related CMS Determination Date, the CMS Reference Spread, and (b) the Multiplier, subject to the Maximum Coupon Rate of 10.75% and the Minimum Coupon Rate of 0.00%.
(j) Variable rate security. Rate shown represents the 7-day yield at March 31, 2019 and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCK - 98.15%	Shares	Fair Value

Communication Services- 1.13%
Alphabet, Inc. - Class C (a)	100	$117,331

Consumer Discretionary - 10.80%
General Motors Co. - Class C	4,000	148,400
NVR, Inc. (a)	42	116,214
TJX Cos, Inc.	10,400	553,384
Whirlpool Corp.	2,300	305,647
		1,123,645
Consumer Staples - 8.38%
Altria Group, Inc.	6,860	393,970
Kraft Heinz, Co.	3,000	97,950
Philip Morris International, Inc.	4,296	379,723
		871,643
Financials - 23.28%
Axis Capital Holdings Ltd.	3,000	164,340
Bank of America Corp.	14,344	395,751
BlackRock, Inc.	1,247	532,930
CME Group, Inc.	2,500	411,450
M&T Bank Corp.	1,300	204,126
S&P Global, Inc.	3,100	652,705
State Street Corp.	900	59,229
		2,420,531
Health Care - 15.89%
Abbott Laboratories	6,500	519,610
AbbVie, Inc.	5,600	451,304
Cardinal Health, Inc.	4,284	206,275
Johnson & Johnson	3,400	475,286
		1,652,475
Industrials - 11.80%
Boeing Co.	300	114,426
Copa Holdings SA - Class A - Panama	1,000	80,610
Lockheed Martin Corp.	1,598	479,656
Parker-Hannifin Corp.	1,000	171,620
Southwest Airlines Co.	7,330	380,500
		1,226,812
Information Technology - 23.32%
Apple, Inc.	2,800	531,860
CDK Global, Inc.	4,000	235,280
Microsoft Corp.	4,500	530,730
Oracle Corp.	3,869	207,804
PayPal Holdings, Inc. (a)	3,100	321,904
QUALCOMM, Inc.	5,000	285,150
Visa, Inc. - Class A	2,000	312,380
		2,425,108

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

COMMON STOCK - 98.15% (continued)	Shares	Fair Value

Real Estate - 3.38%
Outfront Media, Inc.	15,000	$ 351,000

Utilities - 0.17%
PG&E Corp. (a)	1,000	17,800

TOTAL COMMON STOCK (Cost $9,044,189)		10,206,345

MONEY MARKET SECURITIES - 1.91%
Federated Government Obligations Fund - Institutional Shares, 2.29% (b)	199,141	199,141

TOTAL MONEY MARKET SECURITIES (Cost $199,141)		199,141

TOTAL INVESTMENTS (Cost $9,243,330) - 100.06%		$ 10,405,486
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06%)		(6,335)
NET ASSETS - 100.00%		$ 10,399,151

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate shown represents the 7-day yield at March 31, 2019, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2019:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$30,313,529	$—	$—	$30,313,529
Money Market Securities	589,344	—	—	589,344
Total	$30,902,873	$—	$—	$30,902,873

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2019, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2019:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$1,674,173	$—	$—	$1,674,173
Corporate Bonds	—	549,133	—	549,133
Foreign Bonds	—	—	66,375	66,375
Structured Notes	—	1,025,887	—	1,025,887
Money Market Securities	31,259	—	—	31,259
Total	$1,705,432	$1,575,020	$66,375	$3,346,827

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2018	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2019
Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$—	$—
Foreign Bonds	74,220	—	—	(7,845)	—	—	—	—	66,375
Secured Unsubordinated Promissory Notes	—	—	—	—	—	—	—	—	—
Total	$74,220	$—	$—	$(7,845)	$—	$—	$—	$—	$66,375

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2019:

Quantitative information about Level 3 fair value measurements
	Fair value at 03/31/2019	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Foreign Bonds	$66,375	Asset based	Estimated liquidation value of issuers underlying assets (1) Marketability discount	20%-30% of outstanding debt 34%

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2019 was $(7,845) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Foreign Bonds	$(7,845)
Total	$(7,845)

The Income Fund did not hold any derivative instruments during the reporting period.

There were no transfers of assets between Levels during the nine month period ended March 31, 2019 for the Income Fund.

The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) –

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2019:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$10,206,345	$—	$—	$10,206,345
Money Market Securities	199,141	—	—	199,141
Total	$10,405,486	$—	$—	$10,405,486

*Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2019, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2019, the aggregate value of such securities amounted to $66,375 and the value amounts to 1.98% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Cash Store Financial Services, Inc. 11.500%, 01/31/2017	5/21/2012(a)	1,289,000	$1,120,977	$66,375

(a) Purchased on various dates beginning 05/21/2012.

Investments – As of March 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$8,724,281	$23,775	$1,973,113
Gross (Depreciation)	(4,813,662)	(1,457,613)	(810,957)
Net Appreciation (Depreciation) on Investments	$3,910,619	$(1,433,838)	$1,162,156
Tax Cost	$26,992,254	$4,780,665	$9,243,330

For the Value Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 30, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	May 30, 2019